Equity Method Investment - Schedule of Investment under the Equity Method (Details) - Taction Co., LTD [Member] - USD ($)	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Schedule of Investment under the Equity Method [Line Items]
Location	Korea
Main business	Software development
Ownership	33.30%	33.30%
Book value